Basic and Diluted Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(9,087)	(6,061)	(18,848)	(10,027)

Basic and diluted weighted average number of shares	52,162	32,668	51,907	32,573
	£	£	£	£
Basic and diluted loss per share	(0.17)	(0.19)	(0.36)	(0.31)